Document And Entity Information	Aug. 01, 2019
Document Information [Line Items]
Entity Registrant Name	INPHI Corp
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity File Number	001-34942
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0557980
Entity Address, Address Line One	2953 Bunker Hill Lane, Suite 300
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	217-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001160958